Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis by Level of Fair Value Hierarchy	The Company’s assets and liabilities that are measured at fair value as of June 30, 2024, and December 31, 2023, are classified in the tables below in one of the six categories described in “Note 2 – Fair value measurement”:
	June 30, 2024
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$345	$345
	December 31, 2023
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$200	$200

The Company’s assets and liabilities that are measured at fair value as of December 31, 2023, and December 31, 2022, are classified in the tables below in one of the three categories described in “Note 2 — Fair value measurement” above:
	December 31, 2023
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$200	$200
	December 31, 2022
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$3	$3

Schedule of Warrant Liability Measures	The following is a roll forward of the fair value of liabilities classified under Level 3:
	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
	Warrants	Warrants	Warrants	Warrants
Fair value at the beginning of the period	$200	$3	$281	$2
Issuance	-	111	-	111
Change in fair value	145	(3)	64	(2)
Fair value at the end of the period	$345	$111	$345	$111
The following is a roll forward of the fair value of liabilities classified under Level 3:
	2023	2022
	Warrants	Warrants	SAFE
Fair value at the beginning of the year	$3	$—	$3,204
Issuance	111	1,020	—
Change in fair value	86	(1,017)	—
Conversion to equity	—	—	(3,204)
Fair value at the end of the year	$200	$3	$—

Schedule of Hybrid Model for the Periods	The following table presents the main assumptions used in the hybrid model for the periods presented:
	June 30
	2024	2023
Expected volatility	74.82%	82.80%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	67%	-
Expected time to IPO (including de-SPAC transaction) (years)	0.137	-
Probability of other liquidation events	33%	100%
Expected time to liquidation (years)	2.25	3
Expected return on Equity	22%	23%
The following table presents the main assumptions used in the hybrid model for the periods presented:
	December 31
	2023	2022
Expected volatility	73.8%	87.3%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	25%	—
Expected time to IPO (including de-SPAC transaction) (years)	0.414	—
Probability of other liquidation events	75%	100%
Expected time to liquidation (years)	2.75	3.00
Expected return on Equity	22%	23%

MORINGA ACQUISITION CORP [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis by Level of Fair Value Hierarchy	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023 by level within the fair value hierarchy:
	Level	June 30, 2024	December 31, 2023
Assets:
Money market funds held in Trust Account	1	5,924,118	5,697,632
Liabilities:
Private Warrant Liability	3	27,284	8,531
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 by level within the fair value hierarchy:
	Level	December 31, 2023	December 31, 2022
Assets:
Money market funds held in Trust Account	1	5,697,632	116,692,038
Liabilities:
Private warrant liability	3	8,531	29,640

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs:
	As of June 30, 2024	As of December 31, 2023
Share price	$10.0	$10.0
Strike price	$11.5	$11.5
Volatility	60%	60%
Risk-free interest rate	4.34%	4.78%
Dividend yield	0.00%	0.00%
Public warrant market price	$0.08	$0.03
The following table provides quantitative information regarding Level 3 fair value measurements inputs:
	As of December 31, 2023	As of December 31, 2022
Share price	$10.0	$10.0
Strike price	$11.5	$11.5
Volatility	60%	50%
Risk-free interest rate	4.78%	4.00%
Dividend yield	0.00%	0.00%

Schedule of Warrant Liability Measures
In U.S dollars
Value of warrant liability measured with Level 3 inputs at December 31, 2023	8,531
Change in fair value of private warrant liability measured with Level 3 inputs	18,753
Value of warrant liability measured with Level 3 inputs at June 30, 2024	27,284

U.S. dollars
Value of warrant liability measured with Level 3 inputs at December 31, 2022	29,640
Change in fair value of private warrant liability measured with Level 3 inputs	(21,109)
Value of warrant liability measured with Level 3 inputs at December 31, 2023	8,531